Share-Based Payment	12 Months Ended
Dec. 31, 2023
Share-Based Payment [Abstract]
SHARE-BASED PAYMENT
NOTE 21:-	SHARE-BASED PAYMENT

a.	Expenses recognized in the financial statements:

The expense recognized in the financial statements for services received from employees and officers is shown in the following table:

	Year ended December 31,
	2023	2022	2021
	USD in thousands

Equity-settled share-based payment plans	7,115	10,516	5,897

b.	Grants of options to employees and interested parties:

As part of the business combination agreement described in Note 1b above, on June 21, 2021, the Company allocated 1,781,085 share options to senior officers, employees and consultants of the Company and to an investment bank assisting the transaction, consisting of grants to employees, key management personnel and interested parties. Following are data of the value of share options granted to key management personnel and interested parties in HUB.

1.	2022 Share option plans:

The Company has authorized through its 2022 Share Option Plan (the “Plan”), an available pool of ordinary shares of the Company from which to grant options and RSUs to officers, directors, advisors, management and other key employees of up to 1,068,651 ordinary shares. The options granted generally have a four-year vesting period and expire ten years after the date of the grant, subject to the terms set forth in the Plan. Options granted under the Plan that are cancelled or forfeited before expiration become available for future grant. As of December 31, 2023 there are no options available for future grants.

2.	On February 27, 2023, the Company granted to a service provider 128,238 share options for an exercise price of NIS 4.2 ($1.2) per share. The options were fully vested at the grant date, and exercisable for 36 months.

The inputs used for the fair value measurement of the share options for the above grant based on the Black and Scholes model are as follows:

Expected volatility of the share prices (%)	80.03%
Risk-free interest rate (%)	4.02%
Expected life of share options (years)	9.66
Share price (NIS)	8.29	$(2.26)

Based on the above inputs, the fair value of the options on the grant date is approximately NIS 10,378 thousand ($2,826 thousand).

c.	Movement of share options during the year:

The following table presents the changes in the number of share options and the weighted average exercise prices of share options:

	2023		2022
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Share options outstanding at beginning of year	844,148	16.02	1,139,102	6.93
Share options granted during the year	128,238	1.14	29,650	18.61
Share options exercised during the year	145,874	12.8	161,187	4.69
Share options forfeited during the year	9,553	0.04	144,686	12.30
Share options expired during the year	445,384	17.91	18,731	0.65

Share options outstanding at end of year	371,575	10.01	844,148	15.94

Share options exercisable at end of year	359,688	9.95	781,073	16.54

Each option is exercisable into one ordinary share of no par value.

The weighted average remaining contractual life for the share options outstanding as of December 31, 2023 was 4.09 years.

The range of exercise prices for share options outstanding as of December 31, 2023 was NIS 0.14- NIS 67.48 ($0.04-$18.6).

After the reporting date, no warrants expired.

A summary of the status of RSUs under the Plan as of December 31, 2023 and changes during the relevant period ended on that date is presented below:

Number of RSU

Outstanding at beginning of year	457,137
Granted*	1,697,743
Vested	278,580
Forfeited and cancelled	260,605

Outstanding at end of year	1,615,695

*	This includes shares granted with performance obligations which were not fulfilled as of December 31, 2023.

The total equity-based compensation expense related to all of the Company’s equity-based awards recognized for the years ended December 31, 2023, 2022 and 2021, was comprised as follows:

	Year ended December 31,
	2023	2022	2021

Cost of revenues	35	206	-
Research and development expenses	3,010	603	3,122
Sales and marketing expenses	211	1,504	2,775
General and administrative expenses	3,859	8,203	-

Total share-based payment	7,115	10,516	5,897